S000094758 [Member] Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
First Sentier American Listed Infrastructure Fund | Class I Shares
Prospectus [Line Items]
Annual Return [Percent]	[1]	12.25%	0.61%	(6.20%)	26.64%

[1]	The American Listed Predecessor Fund’s fiscal year end is October 31. The Fund’s fiscal year end is March 31. The American Listed Predecessor Fund’s year‑to‑date returns as of July 31, 2025 (the most recent quarter end) was 7.80%.